Loans and Borrowings - Summary of Bank Loans (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) Facility Size	Dec. 31, 2018 EUR (€) Facility Size	Dec. 31, 2017 EUR (€) Facility Size
Disclosure Of Detailed Information About Borrowings [Line Items]
Liability	€ 18,165	€ 9,104	€ 8,812
Bank Loans
Disclosure Of Detailed Information About Borrowings [Line Items]
Liability	2,645	3,964	3,488
Bank Loan Outstanding	€ 2,645	€ 3,964
Bank Loans | Research and Laboratory Equipment
Disclosure Of Detailed Information About Borrowings [Line Items]
Bank Loan Outstanding			€ 3,488
CDN 4 | Bank Loans
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date	June 2017	June 2017
Facility Size | Facility Size	600	600
Interest rate	0.36%	0.36%
Liability	€ 0	€ 0
Installments	48 monthly	48 monthly
Bank Loan Outstanding	€ 226	€ 376
CDN 4 | Bank Loans | Research and Laboratory Equipment
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date			June 2017
Facility Size | Facility Size			600
Interest rate			0.36%
Installments			48 monthly
Bank Loan Outstanding			€ 525
CDN 3 | Bank Loans
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date	April 2016	April 2016
Facility Size | Facility Size	500	500
Interest rate	0.72%	0.72%
Installments	60 monthly	60 monthly
Bank Loan Outstanding	€ 135	€ 236
CDN 3 | Bank Loans | Research and Laboratory Equipment
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date			April 2016
Facility Size | Facility Size			500
Interest rate			0.72%
Installments			60 monthly
Bank Loan Outstanding			€ 335
CIC 5 | Bank Loans
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date	July 2017	July 2017
Facility Size | Facility Size	1,000	1,000
Interest rate	0.69%	0.69%
Liability	€ 0	€ 0
Installments	60 monthly	60 monthly
Bank Loan Outstanding	€ 554	€ 753
CIC 5 | Bank Loans | Research and Laboratory Equipment
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date			July 2017
Facility Size | Facility Size			1,000
Interest rate			0.69%
Liability			€ 500
Installments			60 monthly
Bank Loan Outstanding			€ 451
CIC 4 | Bank Loans
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date	December 2016	December 2016
Facility Size | Facility Size	265	265
Interest rate	0.69%	0.69%
Installments	60 monthly	60 monthly
Bank Loan Outstanding	€ 111	€ 164
CIC 4 | Bank Loans | Research and Laboratory Equipment
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date			December 2016
Interest rate			0.69%
Installments			60 monthly
Bank Loan Outstanding			€ 217
CIC 3 | Bank Loans
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date	March 2015	March 2015
Facility Size | Facility Size	500	500
Interest rate	0.85%	0.85%
Liability	€ 0	€ 0
Installments	16 quarterly	16 quarterly
Bank Loan Outstanding	€ 0	€ 32
CIC 3 | Bank Loans | Research and Laboratory Equipment
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date			March 2015
Facility Size | Facility Size			500
Interest rate			0.85%
Installments			16 quarterly
Bank Loan Outstanding			€ 158
BNP 3 | Bank Loans
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date	October 2016	October 2016
Facility Size | Facility Size	1,050	1,050
Interest rate	0.80%	0.80%
Liability	€ 0	€ 0
Installments	20 quarterly	20 quarterly
Bank Loan Outstanding	€ 525	€ 735
BNP 3 | Bank Loans | Research and Laboratory Equipment
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date			October 2016
Facility Size | Facility Size			1,050
Interest rate			0.80%
Installments			20 quarterly
Bank Loan Outstanding			€ 945
Other | Bank Loans
Disclosure Of Detailed Information About Borrowings [Line Items]
Bank Loan Outstanding	€ 14	€ 19
Other | Bank Loans | Research and Laboratory Equipment
Disclosure Of Detailed Information About Borrowings [Line Items]
Bank Loan Outstanding			€ 23
BNP 2 | Bank Loans
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date	June 2016	June 2016
Facility Size | Facility Size	500	500
Interest rate	0.80%	0.80%
Liability	€ 0	€ 0
Installments	20 quarterly	20 quarterly
Bank Loan Outstanding	€ 177	€ 277
BNP 2 | Bank Loans | Research and Laboratory Equipment
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date			June 2016
Facility Size | Facility Size			500
Interest rate			0.80%
Installments			20 quarterly
Bank Loan Outstanding			€ 377
BNP | Bank Loans
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date	December 2014	December 2014
Facility Size | Facility Size	500	500
Interest rate	2.00%	2.00%
Liability	€ 0	€ 0
Installments	20 quarterly	20 quarterly
Bank Loan Outstanding	€ 0	€ 103
BNP | Bank Loans | Research and Laboratory Equipment
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date			December 2014
Facility Size | Facility Size			500
Interest rate			2.00%
Installments			20 quarterly
Bank Loan Outstanding			€ 205
BNP 4 | Bank Loans
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date	April 2017	April 2017
Facility Size | Facility Size	800	800
Interest rate	0.87%	0.87%
Liability	€ 0	€ 0
Installments	60 monthly	60 monthly
Bank Loan Outstanding	€ 537	€ 695
BNP 4 | Bank Loans | Research and Laboratory Equipment
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date			April 2017
Facility Size | Facility Size			800
Interest rate			0.87%
Liability			€ 800
Installments			60 monthly
NEUFLIZE 2 | Bank Loans
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date	June 2016
Facility Size | Facility Size	500
Interest rate	1.10%
Liability	€ 0
Installments	12 quarterly
Bank Loan Outstanding	€ 0
NEUFLIZE 2 | Bank Loans | Research and Laboratory Equipment
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date			June 2016
Facility Size | Facility Size			500
Interest rate			1.10%
Installments			12 quarterly
Bank Loan Outstanding			€ 252
CDN 5 | Bank Loans
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date	November 2018	November 2018
Facility Size | Facility Size	500	500
Interest rate	0.46%	0.46%
Installments	48 monthly	48 monthly
Bank Loan Outstanding	€ 365	€ 490
NEUFLIZE | Bank Loans
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt maturity date		June 2016
Facility Size | Facility Size		500
Interest rate		1.10%
Liability		€ 0
Installments		12 quarterly
Bank Loan Outstanding		€ 84